Quarterly Holdings Report
for

Fidelity® Overseas Fund

July 31, 2020

OVE-QTLY-0920
1.804876.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Austria - 0.3%
Erste Group Bank AG	990,600	$22,053,980
Bailiwick of Jersey - 1.3%
Experian PLC	1,598,579	55,838,553
Sanne Group PLC	4,819,178	39,742,315

TOTAL BAILIWICK OF JERSEY		95,580,868

Belgium - 0.8%
KBC Groep NV	946,654	53,974,764
Bermuda - 2.2%
Credicorp Ltd. (United States)	195,100	24,810,867
Genpact Ltd.	973,500	38,764,770
Hiscox Ltd.	2,668,713	27,303,987
IHS Markit Ltd.	790,000	63,776,700

TOTAL BERMUDA		154,656,324

Canada - 1.1%
Constellation Software, Inc.	65,000	76,885,326
Cayman Islands - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	184,100	46,212,782
Denmark - 1.2%
DSV A/S	652,000	89,419,618
Finland - 0.9%
Kone OYJ (B Shares)	837,200	66,310,726
France - 9.7%
ALTEN (a)	393,935	30,719,165
Amundi SA (b)	523,506	39,651,488
Capgemini SA	638,533	82,361,514
Edenred SA	1,200,102	59,557,502
Elior SA (b)(c)	1,096,000	6,054,946
Kering SA	94,379	53,557,951
Legrand SA	665,000	51,443,245
LVMH Moet Hennessy Louis Vuitton SE	283,063	123,088,019
Pernod Ricard SA	401,300	69,015,855
Sanofi SA	961,200	100,923,163
SR Teleperformance SA	292,766	85,284,795

TOTAL FRANCE		701,657,643

Germany - 7.7%
adidas AG	258,342	71,179,035
Allianz SE	381,500	79,191,140
Bayer AG	688,288	45,725,359
Deutsche Borse AG	399,200	72,698,739
Hannover Reuck SE	375,200	63,378,045
SAP SE	931,845	147,094,829
Vonovia SE	1,115,100	72,480,698

TOTAL GERMANY		551,747,845

Hong Kong - 1.5%
AIA Group Ltd.	11,975,400	107,981,504
India - 1.3%
HDFC Bank Ltd.	2,623,200	36,182,723
Reliance Industries Ltd.	2,079,600	57,377,752
Reliance Industries Ltd. (a)	140,753	2,211,806

TOTAL INDIA		95,772,281

Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	92,972,500	20,195,046
Ireland - 2.7%
DCC PLC (United Kingdom)	678,355	60,665,885
Kerry Group PLC Class A	447,748	59,071,573
Linde PLC	158,200	38,776,402
United Drug PLC (United Kingdom)	3,744,303	34,897,204

TOTAL IRELAND		193,411,064

Italy - 1.9%
FinecoBank SpA	3,649,600	52,770,793
GVS SpA (b)	522,300	6,810,743
Recordati SpA	1,381,730	73,633,024

TOTAL ITALY		133,214,560

Japan - 15.0%
A/S One Corp.	153,700	16,320,325
Astellas Pharma, Inc.	2,845,200	44,379,332
Curves Holdings Co. Ltd. (a)	1,062,250	5,147,931
Daikin Industries Ltd.	345,000	60,701,539
Elecom Co. Ltd.	611,350	30,147,343
Hoya Corp.	848,800	83,552,936
Iriso Electronics Co. Ltd.	496,500	14,868,499
IT Holdings Corp.	226,600	4,863,589
Kao Corp.	706,400	51,245,106
Keyence Corp.	182,060	76,053,972
KH Neochem Co. Ltd.	1,324,300	24,120,263
Koshidaka Holdings Co. Ltd.	1,062,250	3,331,605
Miroku Jyoho Service Co., Ltd. (c)	525,100	10,526,307
Nitori Holdings Co. Ltd.	327,300	71,640,839
NOF Corp.	946,200	35,128,865
Olympus Corp.	2,444,800	43,973,327
Oracle Corp. Japan	240,200	28,772,717
Otsuka Corp.	939,400	48,454,244
PALTAC Corp.	479,600	25,915,753
Persol Holdings Co., Ltd.	2,264,500	28,623,126
Recruit Holdings Co. Ltd.	1,711,700	53,397,934
Relo Group, Inc.	1,359,400	23,475,350
S Foods, Inc.	604,100	14,404,123
Shiseido Co. Ltd.	666,100	37,112,557
SMC Corp.	154,900	80,585,168
Suzuki Motor Corp.	944,400	30,988,999
Tokyo Electron Ltd.	264,000	73,053,367
Tsuruha Holdings, Inc.	426,500	58,784,517

TOTAL JAPAN		1,079,569,633

Kenya - 0.4%
Safaricom Ltd.	98,250,200	25,668,150
Korea (South) - 0.5%
LG Chemical Ltd.	74,990	35,618,149
Mexico - 0.2%
Grupo Financiero Banorte S.A.B. de CV Series O (a)	3,367,500	12,090,013
Netherlands - 7.4%
ASML Holding NV (Netherlands)	360,900	128,313,536
Euronext NV (b)	325,600	37,165,076
Heineken NV (Bearer)	536,400	51,963,540
Imcd NV	745,124	76,853,059
JDE Peet's BV	1,670,825	74,297,598
Koninklijke Philips Electronics NV	1,824,998	94,299,244
Wolters Kluwer NV	860,100	67,739,529

TOTAL NETHERLANDS		530,631,582

New Zealand - 0.5%
EBOS Group Ltd.	2,243,701	32,438,891
Norway - 1.0%
Adevinta ASA Class B (a)	1,702,579	27,460,197
Schibsted ASA (A Shares)	1,285,900	46,749,211

TOTAL NORWAY		74,209,408

South Africa - 0.7%
Naspers Ltd. Class N	293,800	53,457,276
Spain - 2.0%
Amadeus IT Holding SA Class A	827,530	41,322,930
Iberdrola SA	8,159,518	104,957,626

TOTAL SPAIN		146,280,556

Sweden - 7.4%
Addlife AB	3,592,872	50,331,225
AddTech AB (B Shares)	1,009,616	46,983,485
ASSA ABLOY AB (B Shares)	2,468,800	54,501,710
Atlas Copco AB (A Shares)	1,359,086	59,887,518
EQT AB	2,480,400	57,911,689
Hexagon AB (B Shares) (a)	1,031,206	66,802,954
Indutrade AB (a)	1,730,267	87,259,231
Svenska Handelsbanken AB (A Shares) (a)	5,248,800	49,498,663
Swedish Match Co. AB	793,200	60,797,877

TOTAL SWEDEN		533,974,352

Switzerland - 11.5%
Alcon, Inc. (a)	709,700	42,567,806
Julius Baer Group Ltd.	1,210,979	53,161,876
Lonza Group AG	163,838	102,453,712
Nestle SA (Reg. S)	1,901,240	226,098,810
Roche Holding AG (participation certificate)	520,798	180,381,806
Sika AG	426,884	93,587,275
Sonova Holding AG Class B	229,861	51,675,055
Zurich Insurance Group Ltd.	211,490	78,209,632

TOTAL SWITZERLAND		828,135,972

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,545,000	65,994,064
United Kingdom - 10.6%
Beazley PLC	7,068,600	38,621,176
Compass Group PLC	2,614,198	35,947,954
Cranswick PLC	729,261	34,174,775
Dechra Pharmaceuticals PLC	860,495	32,169,640
Diageo PLC	2,806,200	102,680,699
Diploma PLC	1,317,695	31,289,010
Hilton Food Group PLC	1,974,389	28,480,917
James Fisher and Sons PLC	937,658	14,041,391
JTC PLC (b)	2,622,500	16,820,977
London Stock Exchange Group PLC	867,358	95,807,442
Mondi PLC	2,267,600	40,457,771
Prudential PLC	3,674,771	52,515,287
RELX PLC (London Stock Exchange)	3,270,300	69,135,287
Rentokil Initial PLC	9,268,000	64,808,140
Smith & Nephew PLC	2,328,600	45,960,690
Ultra Electronics Holdings PLC	635,894	19,827,417
Victrex PLC	1,082,609	26,557,113
Volution Group PLC	7,137,967	15,557,092

TOTAL UNITED KINGDOM		764,852,778

United States of America - 7.1%
Alphabet, Inc. Class C (a)	23,393	34,690,883
Aspen Technology, Inc. (a)	325,500	31,658,130
Becton, Dickinson & Co.	171,600	48,277,944
Black Knight, Inc. (a)	560,300	41,977,676
Boston Scientific Corp. (a)	987,900	38,103,303
Fidelity National Information Services, Inc.	257,100	37,616,301
Global Payments, Inc.	304,424	54,193,560
Intercontinental Exchange, Inc.	393,700	38,102,286
Marsh & McLennan Companies, Inc.	533,900	62,252,740
NICE Systems Ltd. sponsored ADR (a)	249,397	51,186,240
Roper Technologies, Inc.	110,800	47,915,460
Visa, Inc. Class A	146,300	27,855,520

TOTAL UNITED STATES OF AMERICA		513,830,043

TOTAL COMMON STOCKS
(Cost $5,334,883,121)		7,105,825,198

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.14% (d)	173,291,945	173,343,933
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	8,214,646	8,215,467
TOTAL MONEY MARKET FUNDS
(Cost $181,542,430)		181,559,400
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $5,516,425,551)		7,287,384,598
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(86,388,361)
NET ASSETS - 100%		$7,200,996,237

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $106,503,230 or 1.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$793,391
Fidelity Securities Lending Cash Central Fund	588,935
Total	$1,382,326

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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